Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Pursuant to the terms of the agreements described above, the Company incurred the following related-party costs for the three months and nine months ended September 30, 2013 and 2012, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Advisor fees and expense reimbursements	$930,000	$—	$3,311,608	$2,393,745
Disposition fees	12,909	8,405	39,096	219,449
Commissions(1)(2)	—	—	—	246,546
Dealer-manager fees(1)	—	—	—	71,057
Other offering costs(1)	—	—	—	48,752

Total	$942,909	$8,405	$3,350,704	$2,979,549

(1)	Commissions, dealer-manager fees, and other offering costs were charged against stockholders’ equity as incurred.
(2)	Substantially all commissions were re-allowed to participating broker/dealers.

Pursuant to the terms of the agreements described above, the Company incurred the following related-party costs for the years ended December 31, 2012, 2011, and 2010, respectively:

	2012	2011	2010
Advisor fees and expense reimbursements (1)	$3,720,000	$3,324,154	$6,130,749
Disposition fees	219,449	29,968	15,570
Commissions (2)(3)	246,546	3,421,576	2,914,743
Dealer-manager fees (2)	71,057	950,727	796,822
Other offering costs (2)	48,752	654,136	550,958
Structuring agent fees	—	—	176,166

Total	$4,305,804	$8,380,561	$10,585,008

(1)	Prior to April 1, 2011, fees and reimbursements incurred pursuant to the Advisory Agreement were classified as related-party asset management fees and general and administrative expenses in the consolidated statements of operations. Subsequent to April 1, 2011, fees incurred pursuant to the Advisory Agreement amendments are classified as advisor fees and expense reimbursements in the consolidated statements of operations since the amounts are not necessarily based on assets under management or reimbursable operating expenses. Amounts reported for 2010 have been reclassified to conform to current presentation to ensure consistency and comparability.
(2)	Commissions, dealer-manager fees, and other offering costs were charged against stockholders’ equity as incurred.
(3)	Substantially all commissions were re-allowed to participating broker/dealers during 2012, 2011, and 2010.

The detail of amounts due to affiliates is provided below as of December 31, 2012 and 2011:

	As of December 31,
	2012	2011
Advisor fees and expense reimbursements due to Wells TIMO (1)	$1,326,255	$25,504,045
Other offering cost reimbursements due to Wells TIMO (2)	—	2,258,696
Operating expense reimbursements due to Wells TIMO (1)	—	1,067,691
Commissions on stock sales and related dealer-manager fees due to WIS	—	130,141

Total	$1,326,255	$28,960,573

(1)	On January 20, 2012, we entered into an agreement with Wells TIMO whereby Wells TIMO forgave approximately $25.1 million of accrued but unpaid asset management fees and reimbursements that were previously deferred due to restrictions under our loan agreements. Due to the related-party nature of this transaction, this amount was recorded as additional paid-in capital during 2012.
(2)	On January 27, 2012, approximately $2.2 million of other offering cost due to Wells TIMO was forgiven. Due to the related-party nature of this transaction, this amount was recorded as additional paid-in capital during 2012.